SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2015
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	15.00%
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	25.00%
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	10.00%
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	14.00%
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	10.00%